Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Net deferred tax asset	$ 87,432,000	$ 119,548,000
Current deferred tax assets	17,188,000	27,974,000
Non-current deferred tax assets	75,319,000	97,687,000
Current deferred tax liabilities	895,000	0
Non-current deferred tax liabilities	4,180,000	6,113,000
Temporary differences related to investments in foreign subsidiaries	221,100,000
Gross unrecognized tax benefits	221,000	1,697,000
Current Assets [Member]
Income Taxes [Line Items]
Current deferred tax assets	17,188,000	27,974,000
Non-current Assets [Member]
Income Taxes [Line Items]
Non-current deferred tax assets	75,319,000	97,687,000
Current Liabilities [Member]
Income Taxes [Line Items]
Current deferred tax liabilities	895,000
Non-current Liabilities [Member]
Income Taxes [Line Items]
Non-current deferred tax liabilities	$ 4,180,000	$ 6,113,000